Capital stock (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares repurchased and cancelled under a normal course issuer bid	0	0	552,700
Issued capital [member]
Shares repurchased and cancelled under a substantial issuer bid			$ 4,447